Finance debt - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 4,474	$ 3,284
Carrying amount | Within one year | Long-Term Borrowings, Excluding Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Current finance debt	3,793	2,688
Carrying amount | Within one year | Commercial Papers
Disclosure of detailed information about borrowings [line items]
Current finance debt	500	456
Carrying amount | Within one year | Accrued interest [Member]
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 585	$ 495